LORD ABBETT MID CAP STOCK FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

November 20, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form N-14 (“Registration Statement”)
of Lord Abbett Mid Cap Stock Fund, Inc. (the “Company”)

Ladies and Gentlemen:

On behalf of the Company, electronically transmitted herewith is the Company’s Registration Statement relating to the issuance of shares in connection with the reorganization of Lord Abbett Calibrated Mid Cap Value Fund, a series of Lord Abbett Equity Trust, into Lord Abbett Mid Cap Stock Fund, Inc. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement designates an effective date of December 20, 2018. We would appreciate receiving any comments you might have at your earliest convenience.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2128 or Pamela Chen at (201) 827-2966.

Sincerely,

/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary